Expense Example - Allspring Spectrum Multi-Asset Funds - Classes A, C, Administrator & Institutional	Apr. 30, 2026 USD ($)
Spectrum Aggressive Growth Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 672
Expense Example, with Redemption, 3 Years	884
Expense Example, with Redemption, 5 Years	1,113
Expense Example, with Redemption, 10 Years	1,770
Spectrum Aggressive Growth Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	279
Expense Example, with Redemption, 3 Years	560
Expense Example, with Redemption, 5 Years	967
Expense Example, with Redemption, 10 Years	2,103
Spectrum Aggressive Growth Fund | Administrator Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	309
Expense Example, with Redemption, 5 Years	539
Expense Example, with Redemption, 10 Years	1,199
Spectrum Aggressive Growth Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	230
Expense Example, with Redemption, 5 Years	403
Expense Example, with Redemption, 10 Years	904
Spectrum Conservative Growth Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	674
Expense Example, with Redemption, 3 Years	898
Expense Example, with Redemption, 5 Years	1,140
Expense Example, with Redemption, 10 Years	1,832
Spectrum Conservative Growth Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	281
Expense Example, with Redemption, 3 Years	575
Expense Example, with Redemption, 5 Years	994
Expense Example, with Redemption, 10 Years	2,163
Spectrum Conservative Growth Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	245
Expense Example, with Redemption, 5 Years	432
Expense Example, with Redemption, 10 Years	971
Spectrum Growth Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	675
Expense Example, with Redemption, 3 Years	901
Expense Example, with Redemption, 5 Years	1,145
Expense Example, with Redemption, 10 Years	1,843
Spectrum Growth Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	282
Expense Example, with Redemption, 3 Years	578
Expense Example, with Redemption, 5 Years	999
Expense Example, with Redemption, 10 Years	2,174
Spectrum Growth Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	248
Expense Example, with Redemption, 5 Years	437
Expense Example, with Redemption, 10 Years	983
Spectrum Income Allocation Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	673
Expense Example, with Redemption, 3 Years	917
Expense Example, with Redemption, 5 Years	1,180
Expense Example, with Redemption, 10 Years	1,931
Spectrum Income Allocation Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	280
Expense Example, with Redemption, 3 Years	595
Expense Example, with Redemption, 5 Years	1,035
Expense Example, with Redemption, 10 Years	2,260
Spectrum Income Allocation Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	73
Expense Example, with Redemption, 3 Years	266
Expense Example, with Redemption, 5 Years	475
Expense Example, with Redemption, 10 Years	1,079
Spectrum Moderate Growth Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	673
Expense Example, with Redemption, 3 Years	893
Expense Example, with Redemption, 5 Years	1,131
Expense Example, with Redemption, 10 Years	1,811
Spectrum Moderate Growth Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	280
Expense Example, with Redemption, 3 Years	570
Expense Example, with Redemption, 5 Years	985
Expense Example, with Redemption, 10 Years	2,143
Spectrum Moderate Growth Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	73
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	422
Expense Example, with Redemption, 10 Years	$ 949